Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of the Expected Repayment Amount of the Debt Obligations

The expected repayment amount of the debt obligations are as follows:

	1 – 12 months	13 – 24 months	25 – 36 months	more than 36 months	Total
	(RMB in thousands)
Funding debts obligations
Liabilities to other funding partners	2,754,454	1,197,211	—	—	3,951,665
Interest payments (i)	164,609	17,885	—	—	182,494
Total funding debts obligations	2,919,063	1,215,096	—	—	4,134,159
Long–term borrowings	—	—	—	585,024	585,024
Short–term borrowings	690,772	—	—	—	690,772
Interest payments (i)	27,967	—	—	22,077	50,044
Total borrowings obligations	718,739	—	—	607,101	1,325,840
Commitment for construction	249,157	94,560	—	—	343,717
Commitment to purchase delinquent loans (ii)	463,000	—	—	—	463,000
Total purchase obligations	712,157	94,560	—	—	806,717
(i)
Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2024.
(ii)
With respect to the arrangements with certain Institutional Funding Partners, the Group is required to purchase the off-balance sheet loans funded by those Institutional Funding Partners when the loans become delinquent for a certain period of time consecutively or cumulatively. Commitment to purchase delinquent loans represents the Group’s noncancelable obligations to purchase those delinquent loans which is yet to be sold by those Institutional Funding Partners as of December 31, 2024.